At December 31, 2021 and 2020, inventories consist of: (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Raw materials, parts and supplies	$ 959,000	$ 594,000
Finished products	1,824,000	652,000
Total inventories, net of obsolescence	$ 2,784,000	1,246,000
T U R N O N G R E E N I N C [Member]
Raw materials, parts and supplies		594,000	$ 104,000
Finished products		652,000	228,000
Total inventories, net of obsolescence		$ 1,246,000	$ 332,000